STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, R, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM ENERGY FUND
AIM FINANCIAL SERVICES FUND
AIM GOLD & PRECIOUS METALS FUND
AIM LEISURE FUND
AIM TECHNOLOGY FUND
AIM UTILITIES FUND

The following information replaces in its entirety the tenth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 39 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through at least June 30, 2010 to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares as follows:

              FUND                EXPENSE LIMITATION
-------------------------------   ------------------
AIM Energy Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class Y Shares                        1.75%
   Investor Class Shares                 2.00%
   Institutional Class Shares            1.75%
AIM Financial Services Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class Y Shares                        1.75%
   Investor Class Shares                 2.00%
AIM Gold & Precious Metals Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class Y Shares                        1.75%
   Investor Class Shares                 2.00%
AIM Leisure Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class R Shares                        2.25%
   Class Y Shares                        1.75%
   Investor Class Shares                 2.00%

AIM Technology Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class Y Shares                        1.75%
   Investor Class Shares                 2.00%
   Institutional Class Shares            1.75%
AIM Utilities Fund
   Class A Shares                        2.00%
   Class B Shares                        2.75%
   Class C Shares                        2.75%
   Class Y Shares                        1.75%
   Investor Class Shares                 2.00%
   Institutional Class Shares            1.75%

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly."

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 66 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each and Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."